UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23603
Alger ETF Trust
(Exact name of registrant as specified in charter)

100 Pearl Street, New York, New York 10004
Registrant's telephone number, including area code:
212-806-8800
Date of fiscal year end:
12/31
Date of reporting period:
June 30, 2026
Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual  report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Alger 35 ETF
ATFV / NYSE ARCA, INC.
Semi-Annual SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Alger 35 ETF (“Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 223-3810.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger 35 ETF	$30	0.56%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended June 30, 2026.
Fund net assets	$216,835,028
Total number of portfolio holdings[1]	35
Portfolio turnover rate	68.04%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Communication Services	17.8%
Consumer Discretionary	8.0%
Financials	1.0%
Health Care	8.6%
Industrials	7.0%
Information Technology	53.2%
Utilities	3.5%
Short-Term Investments and Other Net Assets	0.9%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 223-3810.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.

Alger Mid Cap 40 ETF
FRTY / NYSE ARCA, INC.
Semi-Annual SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Alger Mid Cap 40 ETF (“Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 223-3810.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap 40 ETF	$32	0.60%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended June 30, 2026.
Fund net assets	$153,977,381
Total number of portfolio holdings[1]	41
Portfolio turnover rate	131.53%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Communication Services	6.3%
Health Care	17.6%
Industrials	28.2%
Information Technology	38.7%
Materials	1.4%
Utilities	1.4%
Short-Term Investments and Other Net Assets	6.4%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 223-3810.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.

Alger Concentrated Equity ETF
CNEQ / NYSE ARCA, INC.
Semi-Annual SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Alger Concentrated Equity ETF (“Fund”) for the period from January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 223-3810.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Concentrated Equity ETF	$31	0.57%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended June 30, 2026.
Fund net assets	$739,748,345
Total number of portfolio holdings[1]	30
Portfolio turnover rate	32.43%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Communication Services	17.2%
Consumer Discretionary	9.7%
Financials	1.5%
Health Care	4.3%
Industrials	11.8%
Information Technology	52.8%
Utilities	2.9%
Short-Term Investments and Other Net Assets	(0.2)%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 223-3810.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.

Alger AI Enablers & Adopters ETF
ALAI / NYSE ARCA, INC.
Semi-Annual SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Alger AI Enablers & Adopters ETF (“Fund”) for the period from January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 223-3810.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger AI Enablers & Adopters ETF	$34	0.60%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended June 30, 2026.
Fund net assets	$449,055,774
Total number of portfolio holdings[1]	76
Portfolio turnover rate	89.03%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Communication Services	18.6%
Consumer Discretionary	10.5%
Financials	3.1%
Health Care	2.4%
Industrials	3.5%
Information Technology	59.3%
Materials	0.6%
Utilities	2.2%
Short-Term Investments and Other Net Assets	(0.2)%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 223-3810.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.

Alger Russell Innovation ETF
INVN / NYSE ARCA, INC.
Semi-Annual SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Alger Russell Innovation ETF (“Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 223-3810.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Russell Innovation ETF	$27	0.55%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended June 30, 2026.
Fund net assets	$9,640,430
Total number of portfolio holdings[1]	50
Portfolio turnover rate	41.00%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Communication Services	6.3%
Consumer Discretionary	8.3%
Consumer Staples	2.3%
Financials	4.3%
Health Care	20.5%
Industrials	3.9%
Information Technology	52.9%
Real Estate	1.8%
Short-Term Investments and Other Net Assets	(0.3)%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 223-3810.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a)	A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies
THE ALGER ETF TRUST
SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
June 30, 2026 (UNAUDITED)

Table of Contents

THE ALGER ETF TRUST

THE ALGER ETF TRUST | ALGER 35 ETF
Schedule of Investments June 30, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—98.3%
ALTERNATIVE CARRIERS—3.9%
Space Exploration Technologies Corp., Cl. A*	49,083	$ 8,386,321
APPLICATION SOFTWARE—1.9%
AppLovin Corp., Cl. A*	8,061	4,153,269
BIOTECHNOLOGY—3.1%
Abivax SA ADR*	14,028	1,869,371
Forte Biosciences, Inc.*	45,755	972,294
Natera, Inc.*	14,036	3,810,072

		6,651,737
BROADLINE RETAIL—8.0%
Amazon.com, Inc.*	57,827	13,782,487
MercadoLibre, Inc.*	2,060	3,496,624

		17,279,111
COMMUNICATIONS EQUIPMENT—1.2%
Applied Optoelectronics, Inc.*	17,594	2,606,727
CONSTRUCTION & ENGINEERING—1.0%
SOLV Energy, Inc., Cl. A*	65,949	2,245,563
ELECTRICAL COMPONENTS & EQUIPMENT—1.2%
Enovix Corp.*	445,533	2,704,385
HEALTHCARE EQUIPMENT—1.1%
Intuitive Surgical, Inc.*	6,190	2,461,639
HEAVY ELECTRICAL EQUIPMENT—2.7%
GE Vernova, Inc.	5,067	5,953,016
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—2.4%
Talen Energy Corp.*	13,518	5,194,427
INTERACTIVE MEDIA & SERVICES—10.8%
Alphabet, Inc., Cl. A	53,456	19,103,571
Anthropic PBC Series G(a),*,@	7,251	4,270,839

		23,374,410
INTERNET SERVICES & INFRASTRUCTURE—3.7%
Twilio, Inc., Cl. A*	38,364	7,915,644
INVESTMENT BANKING & BROKERAGE—1.0%
Goldman Sachs Group, Inc.	2,086	2,109,718
MOVIES & ENTERTAINMENT—3.2%
Netflix, Inc.*	43,822	3,128,891
Spotify Technology SA*	8,311	3,815,829

		6,944,720
PHARMACEUTICALS—4.4%
Eli Lilly & Co.	1,993	2,390,464
Johnson & Johnson	11,772	2,989,735
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER 35 ETF
Schedule of Investments June 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—98.3% (CONT.)
PHARMACEUTICALS—4.4% (CONT.)
Novo Nordisk A/S, Cl. B ADR	85,754	$ 4,111,047

		9,491,246
RENEWABLE ELECTRICITY—1.2%
Fervo Energy Co., Cl. A*	86,195	2,519,480
SEMICONDUCTOR MATERIALS & EQUIPMENT—2.8%
Lam Research Corp.	13,957	6,047,987
SEMICONDUCTORS—21.4%
Astera Labs, Inc.*	17,939	8,664,896
NVIDIA Corp.	123,860	24,783,147
Renesas Electronics Corp. ADR	254,382	3,907,308
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	18,995	9,071,442

		46,426,793
SYSTEMS SOFTWARE—15.6%
Microsoft Corp.	28,475	10,621,744
Nebius Group NV, Cl. A*	69,882	19,299,312
ServiceNow, Inc.*	40,045	3,975,668

		33,896,724
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—5.7%
Western Digital Corp.	19,507	12,459,511
TRADING COMPANIES & DISTRIBUTORS—2.0%
QXO, Inc.*	252,204	4,358,085
TOTAL COMMON STOCKS (Cost $174,092,551)		213,180,513
PREFERRED STOCKS—0.3%
SYSTEMS SOFTWARE—0.3%
OpenAI Group, PBC Series C(a),*,@	842	579,032
(Cost $579,032)		579,032
SPECIAL PURPOSE VEHICLES—0.5%
APPLICATION SOFTWARE—0.5%
2026 VDC LP (invested in VAST Data, Inc. ordinary shares, and Series B and Series F preferred shares)(a),(b),*,@		1,190,589
(Cost $1,206,042)		1,190,589
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER 35 ETF
Schedule of Investments June 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
SHORT-TERM SECURITIES—0.8%
MONEY MARKET FUNDS—0.8%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.52%(c)	1,633,988	$ 1,633,988
(Cost $1,633,988)		1,633,988

Total Investments (Cost $177,511,613)	99.9%	$216,584,122
Affiliated Securities (Cost $1,206,042)		1,190,589
Unaffiliated Securities (Cost $176,305,571)		215,393,533
Other Assets in Excess of Liabilities	0.1%	250,906
NET ASSETS	100.0%	$216,835,028

ADR	American Depositary Receipts

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees. See Note 9 - Fair Value Measurements.
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 11 - Affiliated Securities.
(c)	Rate shown reflects 7-day effective yield as of June 30, 2026.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 6/30/2026
2026 VDC LP	3/2/26, 4/1/26	$1,206,042	$1,190,589	0.5%
Anthropic PBC Series G	3/31/26	1,878,998	4,270,839	2.0%
OpenAI Group, PBC Series C	3/31/26	579,032	579,032	0.3%
Total		$3,664,072	$6,040,460	2.8%
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER MID CAP 40 ETF
Schedule of Investments June 30, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—92.7%
AEROSPACE & DEFENSE—10.7%
Axon Enterprise, Inc.*	9,016	$ 5,054,460
FTAI Aviation Ltd.	16,530	4,471,861
HEICO Corp., Cl. A	19,223	4,957,804
Rocket Lab Corp.*	18,800	1,911,020

		16,395,145
APPLICATION SOFTWARE—4.5%
Datadog, Inc., Cl. A*	10,847	2,824,125
Synopsys, Inc.*	9,117	4,066,820

		6,890,945
BIOTECHNOLOGY—10.8%
Arrowhead Pharmaceuticals, Inc.*	51,006	4,157,499
Biogen, Inc.*	16,594	3,585,300
Revolution Medicines, Inc.*	8,216	1,538,692
Twist Bioscience Corp.*	71,651	7,371,455

		16,652,946
BUILDING PRODUCTS—3.3%
Modine Manufacturing Co.*	19,104	5,101,150
CARGO GROUND TRANSPORTATION—1.0%
XPO, Inc.*	7,440	1,527,358
CONSTRUCTION & ENGINEERING—5.3%
Comfort Systems USA, Inc.	2,809	5,567,297
MasTec, Inc.*	6,198	2,578,740

		8,146,037
COPPER—1.3%
Freeport-McMoRan, Inc.	32,569	2,048,264
ELECTRICAL COMPONENTS & EQUIPMENT—3.8%
Vertiv Holdings Co., Cl. A	17,536	5,871,403
ELECTRONIC COMPONENTS—3.3%
Amphenol Corp., Cl. A	11,914	2,100,677
Coherent Corp.*	7,479	2,950,241

		5,050,918
ELECTRONIC EQUIPMENT & INSTRUMENTS—1.9%
nLIGHT, Inc.*	41,273	2,873,426
ELECTRONIC MANUFACTURING SERVICES—1.8%
Flex Ltd.*	16,965	2,749,518
HEALTHCARE SERVICES—2.6%
Guardant Health, Inc.*	26,487	3,973,845
HEAVY ELECTRICAL EQUIPMENT—1.3%
Forgent Power Solutions, Inc., Cl. A*	36,965	2,064,865
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER MID CAP 40 ETF
Schedule of Investments June 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—92.7% (CONT.)
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—1.4%
Vistra Corp.	13,763	$ 2,183,225
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—2.8%
RBC Bearings, Inc.*	6,772	4,361,574
INTERNET SERVICES & INFRASTRUCTURE—6.2%
Cloudflare, Inc., Cl. A*	20,146	4,941,411
MongoDB, Inc., Cl. A*	3,376	1,133,998
Snowflake, Inc.*	13,769	3,504,211

		9,579,620
LIFE SCIENCES TOOLS & SERVICES—2.9%
Repligen Corp.*	33,150	4,522,986
MOVIES & ENTERTAINMENT—5.4%
Liberty Media Corp. Series C Liberty Formula One*	58,567	5,572,064
Roku, Inc., Cl. A*	20,108	2,777,719

		8,349,783
PHARMACEUTICALS—1.3%
Teva Pharmaceutical Industries Ltd. ADR*	57,471	1,947,117
SEMICONDUCTORS—6.9%
Astera Labs, Inc.*	10,766	5,200,193
Marvell Technology, Inc.	6,133	1,826,960
Monolithic Power Systems, Inc.	2,583	3,570,636

		10,597,789
SYSTEMS SOFTWARE—4.0%
Nebius Group NV, Cl. A*	22,222	6,137,050
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—10.2%
Dell Technologies, Inc., Cl. C	5,171	2,231,080
IonQ, Inc.*	23,982	1,277,281
Sandisk Corp.*	2,414	5,488,784
Western Digital Corp.	10,540	6,732,109

		15,729,254
TOTAL COMMON STOCKS (Cost $103,169,600)		142,754,218
SPECIAL PURPOSE VEHICLES—0.9%
INTERACTIVE MEDIA & SERVICES—0.9%
Disruptive Technology Solutions LI, LLC (invested in Reflection AI, Inc. Series C preferred shares)(a),*,@		1,272,665
(Cost $1,314,027)		1,272,665
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER MID CAP 40 ETF
Schedule of Investments June 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
SHORT-TERM SECURITIES—6.5%
MONEY MARKET FUNDS—6.5%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.52%(b)	10,034,768	$ 10,034,768
(Cost $10,034,768)		10,034,768

Total Investments (Cost $114,518,395)	100.1%	$154,061,651
Unaffiliated Securities (Cost $114,518,395)		154,061,651
Liabilities in Excess of Other Assets	(0.1)%	(84,270)
NET ASSETS	100.0%	$153,977,381

ADR	American Depositary Receipts

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees. See Note 9 - Fair Value Measurements.
(b)	Rate shown reflects 7-day effective yield as of June 30, 2026.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 6/30/2026
Disruptive Technology Solutions LI, LLC	4/28/26	$1,314,027	$1,272,665	0.9%
Total		$1,314,027	$1,272,665	0.9%
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER CONCENTRATED EQUITY ETF
Schedule of Investments June 30, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—96.7%
AEROSPACE & DEFENSE—2.0%
HEICO Corp., Cl. A	57,969	$ 14,950,785
ALTERNATIVE CARRIERS—3.6%
Space Exploration Technologies Corp., Cl. A*	154,332	26,369,165
APPLICATION SOFTWARE—2.6%
AppLovin Corp., Cl. A*	36,872	18,997,561
AUTOMOBILE MANUFACTURERS—3.2%
Tesla, Inc.*	55,640	23,402,184
BIOTECHNOLOGY—1.5%
Natera, Inc.*	40,446	10,979,067
BROADLINE RETAIL—6.5%
Amazon.com, Inc.*	131,796	31,412,258
Sea Ltd., Cl. A ADR*	172,678	16,547,733

		47,959,991
COMMERCIAL & RESIDENTIAL MORTGAGE FINANCE—0.7%
Rocket Cos., Inc., Cl. A*	312,497	4,921,828
CONSUMER FINANCE—0.9%
Figure Technology Solutions, Inc., Cl. A*	206,651	6,346,252
ENVIRONMENTAL & FACILITIES SERVICES—1.7%
GFL Environmental, Inc.	352,302	12,961,191
HEAVY ELECTRICAL EQUIPMENT—3.0%
GE Vernova, Inc.	19,220	22,580,809
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—2.9%
Talen Energy Corp.*	55,813	21,446,703
INTERACTIVE MEDIA & SERVICES—13.7%
Alphabet, Inc., Cl. C	118,302	41,799,646
Anthropic PBC Series G(a),*,@	65,623	38,651,947
Meta Platforms, Inc., Cl. A	36,653	20,646,268

		101,097,861
PHARMACEUTICALS—2.8%
Eli Lilly & Co.	10,653	12,777,528
Novo Nordisk A/S, Cl. B ADR	167,412	8,025,731

		20,803,259
SEMICONDUCTORS—28.1%
Advanced Micro Devices, Inc.*	13,629	7,917,222
Astera Labs, Inc.*	30,814	14,883,778
Broadcom, Inc.	81,599	30,824,022
Micron Technology, Inc.	10,836	12,507,886
NVIDIA Corp.	482,773	96,598,050
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	94,529	45,144,215

		207,875,173
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER CONCENTRATED EQUITY ETF
Schedule of Investments June 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—96.7% (CONT.)
SYSTEMS SOFTWARE—11.0%
Microsoft Corp.	115,061	$ 42,920,054
Nebius Group NV, Cl. A*	140,379	38,768,469

		81,688,523
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—9.6%
Apple, Inc.	113,082	32,721,408
Western Digital Corp.	60,257	38,487,351

		71,208,759
TRADING COMPANIES & DISTRIBUTORS—2.9%
QXO, Inc.*	1,265,304	21,864,453
TOTAL COMMON STOCKS (Cost $608,843,103)		715,453,564
PREFERRED STOCKS—2.0%
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—2.0%
Figure AI, Inc., Series C(a),*,@	76,250	14,863,533
(Cost $14,863,533)		14,863,533
SPECIAL PURPOSE VEHICLES—1.5%
APPLICATION SOFTWARE—1.5%
2026 VDC LP (invested in VAST Data, Inc. ordinary shares, and Series B and Series F preferred shares)(a),(b),*,@		10,873,090
(Cost $11,014,217)		10,873,090

Total Investments (Cost $634,720,853)	100.2%	$741,190,187
Affiliated Securities (Cost $11,014,217)		10,873,090
Unaffiliated Securities (Cost $623,706,636)		730,317,097
Liabilities in Excess of Other Assets	(0.2)%	(1,441,842)
NET ASSETS	100.0%	$739,748,345

ADR	American Depositary Receipts

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees. See Note 9 - Fair Value Measurements.
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 11 - Affiliated Securities.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 6/30/2026
2026 VDC LP	3/2/26, 4/1/26	$11,014,217	$10,873,090	1.5%
Anthropic PBC Series G	3/31/26	17,005,308	38,651,947	5.2%
Figure AI, Inc., Series C	6/10/26	14,863,533	14,863,533	2.0%
Total		$42,883,058	$64,388,570	8.7%
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER AI ENABLERS & ADOPTERS ETF
Schedule of Investments June 30, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—92.8%
ALTERNATIVE CARRIERS—3.1%
Space Exploration Technologies Corp., Cl. A*	81,090	$ 13,855,037
APPLICATION SOFTWARE—3.7%
AppLovin Corp., Cl. A*	18,170	9,361,729
Datadog, Inc., Cl. A*	8,291	2,158,645
IREN Ltd.*	96,283	4,403,021
Unity Software, Inc.*	31,539	901,385

		16,824,780
AUTOMOBILE MANUFACTURERS—2.6%
Tesla, Inc.*	27,408	11,527,805
BIOTECHNOLOGY—1.1%
Natera, Inc.*	17,620	4,782,949
BROADLINE RETAIL—7.5%
Alibaba Group Holding Ltd. ADR	11,736	1,126,421
Amazon.com, Inc.*	93,045	22,176,345
MercadoLibre, Inc.*	1,806	3,065,486
Sea Ltd., Cl. A ADR*	77,050	7,383,702

		33,751,954
COMMERCIAL & RESIDENTIAL MORTGAGE FINANCE—0.7%
Rocket Cos., Inc., Cl. A*	204,456	3,220,182
COMMUNICATIONS EQUIPMENT—1.1%
F5, Inc.*	1,613	670,943
Lumentum Holdings, Inc.*	4,060	3,483,724
Nokia Oyj ADR	44,113	585,821

		4,740,488
CONSTRUCTION & ENGINEERING—0.5%
SOLV Energy, Inc., Cl. A*	62,971	2,144,163
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—0.2%
Caterpillar, Inc.	737	784,831
CONSUMER FINANCE—1.1%
Figure Technology Solutions, Inc., Cl. A*	163,807	5,030,513
COPPER—0.6%
Freeport-McMoRan, Inc.	45,445	2,858,036
ELECTRIC UTILITIES—0.4%
NRG Energy, Inc.	11,824	1,727,013
ELECTRICAL COMPONENTS & EQUIPMENT—0.6%
Eaton Corp. PLC	6,265	2,669,642
ELECTRONIC COMPONENTS—0.2%
Amphenol Corp., Cl. A	5,516	972,581
HEALTHCARE TECHNOLOGY—0.5%
Veeva Systems, Inc., Cl. A*	12,755	2,263,630
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER AI ENABLERS & ADOPTERS ETF
Schedule of Investments June 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—92.8% (CONT.)
HEAVY ELECTRICAL EQUIPMENT—1.3%
Forgent Power Solutions, Inc., Cl. A*	3,027	$ 169,088
GE Vernova, Inc.	5,018	5,895,448

		6,064,536
HOUSEHOLD APPLIANCES—0.4%
SharkNinja, Inc.*	11,893	1,810,947
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—1.9%
Talen Energy Corp.*	21,737	8,352,660
INTERACTIVE HOME ENTERTAINMENT—0.3%
Take-Two Interactive Software, Inc.*	6,297	1,574,124
INTERACTIVE MEDIA & SERVICES—11.4%
Alphabet, Inc., Cl. C	60,070	21,224,533
Anthropic PBC Series G(a),*,@	22,382	13,182,998
Meta Platforms, Inc., Cl. A	29,964	16,878,422

		51,285,953
INTERNET SERVICES & INFRASTRUCTURE—2.9%
Cloudflare, Inc., Cl. A*	1,799	441,259
Shopify, Inc., Cl. A*	28,041	3,201,721
Snowflake, Inc.*	18,409	4,685,090
Twilio, Inc., Cl. A*	22,554	4,653,567

		12,981,637
INVESTMENT BANKING & BROKERAGE—1.2%
Robinhood Markets, Inc., Cl. A*	54,118	5,426,953
MANAGED HEALTHCARE—0.8%
UnitedHealth Group, Inc.	8,952	3,720,720
MOVIES & ENTERTAINMENT—1.0%
Roku, Inc., Cl. A*	31,998	4,420,204
SEMICONDUCTORS—28.1%
Advanced Micro Devices, Inc.*	10,470	6,082,128
ARM Holdings PLC ADR*	2,211	783,954
Astera Labs, Inc.*	11,312	5,463,922
Broadcom, Inc.	44,880	16,953,420
GlobalFoundries, Inc.	54,995	4,532,138
Infineon Technologies AG	8,192	769,720
Micron Technology, Inc.	5,779	6,670,642
NVIDIA Corp.	274,741	54,972,927
Renesas Electronics Corp. ADR	36,744	564,388
SK hynix, Inc.	751	1,325,201
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	56,066	26,775,440
Texas Instruments Inc	3,703	1,103,753

		125,997,633
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER AI ENABLERS & ADOPTERS ETF
Schedule of Investments June 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—92.8% (CONT.)
SYSTEMS SOFTWARE—9.2%
Microsoft Corp.	57,555	$ 21,469,166
Nebius Group NV, Cl. A*	65,360	18,050,471
ServiceNow, Inc.*	19,008	1,887,114

		41,406,751
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—10.4%
Apple, Inc.	43,979	12,725,763
Dell Technologies, Inc., Cl. C	3,202	1,381,535
Samsung Electronics Co., Ltd.	5,101	1,131,898
Sandisk Corp.*	1,256	2,855,805
Seagate Technology Holdings PLC	9,232	8,908,880
Western Digital Corp.	30,530	19,500,122

		46,504,003
TOTAL COMMON STOCKS (Cost $336,048,195)		416,699,725
PREFERRED STOCKS—3.4%
APPLICATION SOFTWARE—2.5%
Databricks, Inc., Series J(a),*,@	5,152	1,052,296
Databricks, Inc., Series K(a),@	31,506	6,435,100
Databricks, Inc., Series L(a),*,@	7,931	1,619,907
SB Technology, Inc., Series E(a),*,@	51,208	1,840,928

		10,948,231
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—0.9%
Apptronik, Inc., Series A-X1(a),*,@	28,450	1,051,796
Figure AI, Inc., Series C(a),*,@	15,272	2,976,995

		4,028,791
TOTAL PREFERRED STOCKS (Cost $11,619,352)		14,977,022
SPECIAL PURPOSE VEHICLES—4.0%
APPLICATION SOFTWARE—1.3%
2026 VDC LP (invested in VAST Data, Inc. ordinary shares, and Series B and Series F preferred shares)(a),(b),*,@		5,878,556
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER AI ENABLERS & ADOPTERS ETF
Schedule of Investments June 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
SPECIAL PURPOSE VEHICLES—4.0% (CONT.)
INTERACTIVE MEDIA & SERVICES—2.7%
Disruptive Technology Solutions LI, LLC (invested in Reflection AI, Inc. Series B-1, and B-2 preferred shares)(a),*,@		$ 12,234,066
TOTAL SPECIAL PURPOSE VEHICLES (Cost $13,133,103)		18,112,622

Total Investments (Cost $360,800,650)	100.2%	$449,789,369
Affiliated Securities (Cost $5,954,856)		5,878,556
Unaffiliated Securities (Cost $354,845,794)		443,910,813
Liabilities in Excess of Other Assets	(0.2)%	(733,595)
NET ASSETS	100.0%	$449,055,774

ADR	American Depositary Receipts

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees. See Note 9 - Fair Value Measurements.
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 11 - Affiliated Securities.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 6/30/2026
2026 VDC LP	3/2/26, 4/1/26	$5,954,856	$5,878,556	1.3%
Anthropic PBC Series G	3/31/26	5,799,991	13,182,998	2.9%
Apptronik, Inc., Series A-X1	1/29/26	1,051,717	1,051,796	0.2%
Databricks, Inc., Series J	12/17/24	476,560	1,052,296	0.3%
Databricks, Inc., Series K	9/8/25	4,725,900	6,435,100	1.4%
Databricks, Inc., Series L	12/16/25	1,506,890	1,619,907	0.4%
Disruptive Technology Solutions LI, LLC	11/4/25, 4/28/26	7,178,247	12,234,066	2.7%
Figure AI, Inc., Series C	11/18/25, 6/10/26	2,976,995	2,976,995	0.7%
SB Technology, Inc., Series E	10/23/24	881,290	1,840,928	0.4%
Total		$30,552,446	$46,272,642	10.3%
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER RUSSELL INNOVATION ETF
Schedule of Investments June 30, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—100.3%
ADVERTISING—1.8%
The Trade Desk, Inc., Cl. A*	9,806	$ 177,292
APPLICATION SOFTWARE—34.7%
Adobe, Inc.*	811	166,271
Atlassian Corp., Cl. A*	2,066	160,714
BILL Holdings, Inc.*	5,840	211,174
CCC Intelligent Solutions Holdings, Inc.*	40,247	207,675
Docusign, Inc.*	4,191	186,164
Dropbox, Inc., Cl. A*	6,841	187,922
Dynatrace Inc*	4,661	204,665
Elastic NV*	3,112	177,446
Figma, Inc., Cl. A*	9,558	172,904
HubSpot, Inc.*	981	179,042
Klaviyo Inc-A, Cl. A*	13,037	196,859
Nutanix, Inc., Cl. A*	3,809	194,107
Pegasystems, Inc.	5,748	172,268
Procore Technologies, Inc.*	4,345	176,494
RingCentral, Inc., Cl. A	4,884	190,378
Trimble, Inc.*	3,738	191,311
Unity Software, Inc.*	7,095	202,775
Workday, Inc., Cl. A*	1,376	168,450

		3,346,619
AUTOMOTIVE PARTS & EQUIPMENT—2.0%
Gentex Corp.	7,680	194,074
BIOTECHNOLOGY—12.4%
Biogen, Inc.*	974	210,442
BioMarin Pharmaceutical, Inc.*	3,368	192,717
Exelixis, Inc.*	3,598	195,767
Incyte Corp.*	1,795	203,481
Neurocrine Biosciences, Inc.*	1,176	198,197
Regeneron Pharmaceuticals, Inc.	314	195,792

		1,196,396
BROADLINE RETAIL—2.1%
Etsy, Inc.*	2,752	207,308
EDUCATION SERVICES—1.9%
Duolingo, Inc.*	1,552	178,511
ELECTRONIC EQUIPMENT & INSTRUMENTS—2.4%
Zebra Technologies Corp., Cl. A*	873	229,826
FOOD RETAIL—2.3%
Maplebear, Inc.*	4,590	217,337
HOTELS RESORTS & CRUISE LINES—2.3%
Expedia Group, Inc.	864	221,080
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER RUSSELL INNOVATION ETF
Schedule of Investments June 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—100.3% (CONT.)
HUMAN RESOURCE & EMPLOYMENT SERVICES—1.8%
Paycom Software, Inc.	1,384	$ 173,941
INTERACTIVE HOME ENTERTAINMENT—2.6%
Roblox Corp., Cl. A*	4,558	247,864
INTERACTIVE MEDIA & SERVICES—1.9%
Pinterest, Inc., Cl. A*	8,689	182,730
INTERNET SERVICES & INFRASTRUCTURE—2.1%
GoDaddy, Inc., Cl. A*	2,356	199,977
IT CONSULTING & OTHER SERVICES—1.7%
Amdocs, Ltd.	3,320	167,793
PASSENGER GROUND TRANSPORTATION—2.1%
Lyft, Inc., Cl. A*	14,127	206,395
PHARMACEUTICALS—8.1%
Bristol-Myers Squibb Co.	3,402	196,023
Jazz Pharmaceuticals PLC*	824	198,560
Merck & Co., Inc.	1,588	204,058
Pfizer, Inc.	7,389	177,927

		776,568
REAL ESTATE SERVICES—1.8%
Zillow Group, Inc., Cl. C*	5,575	175,724
SEMICONDUCTORS—3.7%
Cirrus Logic, Inc.*	1,198	177,939
Skyworks Solutions, Inc.	2,691	182,450

		360,389
SYSTEMS SOFTWARE—8.3%
Dolby Laboratories, Inc., Cl. A	3,576	188,026
Gitlab, Inc., Cl. A*	6,635	202,567
UiPath, Inc., Cl. A*	17,596	191,268
Zscaler, Inc.*	1,517	214,125

		795,986
TRANSACTION & PAYMENT PROCESSING SERVICES—4.3%
Block, Inc., Cl. A*	2,839	215,764
PayPal Holdings, Inc.	4,648	200,701

		416,465
TOTAL COMMON STOCKS (Cost $10,343,185)		9,672,275
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER RUSSELL INNOVATION ETF
Schedule of Investments June 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
SHORT-TERM SECURITIES—0.2%
MONEY MARKET FUNDS—0.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.52%(a)	14,605	$ 14,605
(Cost $14,605)		14,605

Total Investments (Cost $10,357,790)	100.5%	$9,686,880
Unaffiliated Securities (Cost $10,357,790)		9,686,880
Liabilities in Excess of Other Assets	(0.5)%	(46,450)
NET ASSETS	100.0%	$9,640,430

(a)	Rate shown reflects 7-day effective yield as of June 30, 2026.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER ETF TRUST
Statements of Assets and Liabilities June 30, 2026  (Unaudited)

	Alger 35 ETF	Alger Mid Cap 40 ETF
ASSETS:
Investments in unaffiliated securities, at value (Identified cost below)* see accompanying schedules of investments	$215,393,533	$154,061,651
Investments in affiliated securities, at value (Identified cost below)** see accompanying schedules of investments	1,190,589	—
Receivable for investment securities sold	—	5,932
Receivable for shares of beneficial interest sold	18,542,121	—
Dividends and interest receivable	32,448	39,188
Receivable from Investment Manager	9,078	13,457
Prepaid expenses	12,646	6,735
Total Assets	235,180,415	154,126,963
LIABILITIES:
Payable for investment securities purchased	18,195,215	—
Payable for shares of beneficial interest redeemed	—	—
Bank overdraft	—	—
Accrued investment advisory fees	72,984	63,664
Accrued professional fees	29,992	39,072
Accrued transfer agent fees	16,908	17,539
Accrued custodian fees	12,328	12,890
Accrued fund accounting fees	11,899	13,261
Accrued printing fees	407	400
Accrued trustee fees	—	—
Accrued other expenses	5,654	2,756
Total Liabilities	18,345,387	149,582
NET ASSETS	$216,835,028	$153,977,381
NET ASSETS CONSIST OF:
Paid in capital (par value of $.001 per share)	179,374,083	132,413,603
Distributable earnings (Distributions in excess of earnings)	37,460,945	21,563,778
NET ASSETS	$216,835,028	$153,977,381
* Identified cost on unaffiliated securities	$176,305,571 (a)	$114,518,395 (b)
** Identified cost on affiliated securities	$1,206,042 (a)	$—

See Notes to Financial Statements.

THE ALGER ETF TRUST
Statements of Assets and Liabilities June 30, 2026  (Unaudited) (Continued)

	Alger 35 ETF	Alger Mid Cap 40 ETF
SHARES OF BENEFICIAL INTEREST OUTSTANDING — Note 7:	5,262,500	6,212,500
NET ASSET VALUE PER SHARE:	$41.20	$24.79

(a)
At June 30, 2026, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$179,726,570, amounted to $36,857,552, which consisted of aggregate gross unrealized appreciation of $44,322,077, and aggregate gross unrealized depreciation of $7,464,525.

(b)
At June 30, 2026, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$117,510,057, amounted to $36,551,594, which consisted of aggregate gross unrealized appreciation of $41,214,691, and aggregate gross unrealized depreciation of $4,663,097.

See Notes to Financial Statements.

THE ALGER ETF TRUST
Statements of Assets and Liabilities June 30, 2026  (Unaudited) (Continued)

	Alger Concentrated Equity ETF	Alger AI Enablers & Adopters ETF
ASSETS:
Investments in unaffiliated securities, at value (Identified cost below)* see accompanying schedules of investments	$730,317,097	$443,910,813
Investments in affiliated securities, at value (Identified cost below)** see accompanying schedules of investments	10,873,090	5,878,556
Receivable for investment securities sold	4,731,528	13,585,895
Receivable for shares of beneficial interest sold	8,213,566	—
Dividends and interest receivable	104,911	83,006
Receivable from Investment Manager	—	21,456
Prepaid expenses	24,977	31,392
Total Assets	754,265,169	463,511,118
LIABILITIES:
Payable for investment securities purchased	9,613,303	3,145,733
Payable for shares of beneficial interest redeemed	—	2,306,462
Bank overdraft	4,531,326	8,694,162
Accrued investment advisory fees	274,013	173,976
Accrued professional fees	40,934	44,457
Accrued transfer agent fees	15,479	16,613
Accrued custodian fees	21,259	47,535
Accrued fund accounting fees	15,140	21,085
Accrued printing fees	1,052	1,096
Accrued trustee fees	271	43
Accrued other expenses	4,047	4,182
Total Liabilities	14,516,824	14,455,344
NET ASSETS	$739,748,345	$449,055,774
NET ASSETS CONSIST OF:
Paid in capital (par value of $.001 per share)	613,052,729	347,005,101
Distributable earnings (Distributions in excess of earnings)	126,695,616	102,050,673
NET ASSETS	$739,748,345	$449,055,774
* Identified cost on unaffiliated securities	$623,706,636 (c)	$354,845,794 (d)
** Identified cost on affiliated securities	$11,014,217 (c)	$5,954,856 (d)

See Notes to Financial Statements.

THE ALGER ETF TRUST
Statements of Assets and Liabilities June 30, 2026  (Unaudited) (Continued)

	Alger Concentrated Equity ETF	Alger AI Enablers & Adopters ETF
SHARES OF BENEFICIAL INTEREST OUTSTANDING — Note 7:	18,012,500	9,837,500
NET ASSET VALUE PER SHARE:	$41.07	$45.65

(c)
At June 30, 2026, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$637,543,987, amounted to $103,646,200, which consisted of aggregate gross unrealized appreciation of
$123,906,430, and aggregate gross unrealized depreciation of $20,260,230.

(d)
At June 30, 2026, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$367,516,253, amounted to $82,273,116, which consisted of aggregate gross unrealized appreciation of
$101,010,433, and aggregate gross unrealized depreciation of $18,737,317.

See Notes to Financial Statements.

THE ALGER ETF TRUST
Statements of Assets and Liabilities June 30, 2026  (Unaudited) (Continued)

Alger Russell Innovation ETF
ASSETS:
Investments in unaffiliated securities, at value (Identified cost below)* see accompanying schedules of investments	$9,686,880
Dividends and interest receivable	1,932
Receivable from Investment Manager	9,600
Prepaid expenses	4,364
Total Assets	9,702,776
LIABILITIES:
Accrued investment advisory fees	3,994
Accrued professional fees	20,040
Accrued transfer agent fees	17,420
Accrued custodian fees	4,366
Accrued fund accounting fees	6,010
Accrued printing fees	400
Accrued trustee fees	51
Accrued other expenses	10,065
Total Liabilities	62,346
NET ASSETS	$9,640,430
NET ASSETS CONSIST OF:
Paid in capital (par value of $.001 per share)	10,620,817
Distributable earnings (Distributions in excess of earnings)	(980,387)
NET ASSETS	$9,640,430
* Identified cost on unaffiliated securities	$10,357,790 (e)

See Notes to Financial Statements.

THE ALGER ETF TRUST
Statements of Assets and Liabilities June 30, 2026  (Unaudited) (Continued)

Alger Russell Innovation ETF
SHARES OF BENEFICIAL INTEREST OUTSTANDING — Note 7:	450,000
NET ASSET VALUE PER SHARE:	$21.42

(e)
At June 30, 2026, the net unrealized depreciation on investments, based on cost for federal income tax purposes of
$10,775,856, amounted to $1,088,976, which consisted of aggregate gross unrealized appreciation of $733,673, and aggregate gross unrealized depreciation of $1,822,649.

See Notes to Financial Statements.

THE ALGER ETF TRUST
Statements of Operations for the six months ended June 30, 2026 (Unaudited)

	Alger 35 ETF	Alger Mid Cap 40 ETF
INCOME:
Dividends (net of foreign withholding taxes*)	$217,607	$69,512
Interest	35,092	205,824
Total Income	252,699	275,336
EXPENSES:
Investment advisory fees — Note 3	311,264	333,919
Professional fees	24,149	26,143
Transfer agent fees	18,577	18,868
Fund accounting fees	12,103	13,750
Custodian fees	11,820	12,413
Printing fees	11,408	20,401
Interest expense	6,055	—
Licensing fees	4,708	4,707
Tax expense	3,720	3,720
Trustee fees — Note 3	3,486	3,633
Registration fees	2,673	1,756
Other expenses	4,073	6,163
Total Expenses	414,036	445,473
Less, expense reimbursements/waivers — Note 3	(27,547)	(44,784)
Net Expenses	386,489	400,689
NET INVESTMENT (LOSS)	(133,790)	(125,353)
REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized (loss) on unaffiliated investments	(7,528,217)	(4,103,033)
Net realized gain on in-kind transactions	7,942,911	3,422,480
Net realized gain (loss) on investments and foreign currency	414,694	(680,553)
Net change in unrealized appreciation on unaffiliated investments	26,519,926	23,238,628
Net change in unrealized (depreciation) on affiliated investments	(15,453)	—
Net change in unrealized appreciation on investments and foreign currency	26,504,473	23,238,628
Net realized and unrealized gain on investments and foreign currency	26,919,167	22,558,075
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$26,785,377	$22,432,722
* Foreign withholding taxes	$5,540	$235
See Notes to Financial Statements.

THE ALGER ETF TRUST
Statements of Operations for the six months ended June 30, 2026 (Unaudited) (Continued)

	Alger Concentrated Equity ETF	Alger AI Enablers & Adopters ETF
INCOME:
Dividends (net of foreign withholding taxes*)	$644,738	$502,945
Interest	107,872	79,449
Total Income	752,610	582,394
EXPENSES:
Investment advisory fees — Note 3	953,781	754,999
Recoupment— Note 3	58,268	—
Professional fees	42,382	46,436
Transfer agent fees	20,008	20,653
Fund accounting fees	16,695	23,112
Custodian fees	20,142	38,591
Printing fees	24,554	25,679
Interest expense	49,921	83,078
Licensing fees	4,705	4,703
Tax expense	3,720	3,720
Trustee fees — Note 3	9,687	8,563
Registration fees	7,106	9,356
Other expenses	4,684	11,024
Total Expenses	1,215,653	1,029,914
Less, expense reimbursements/waivers — Note 3	—	(24,653)
Net Expenses	1,215,653	1,005,261
NET INVESTMENT (LOSS)	(463,043)	(422,867)
REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain (loss) on unaffiliated investments	(3,867,743)	7,473,306
Net realized gain on in-kind transactions	27,556,344	13,097,601
Net realized (loss) on foreign currency transactions	—	(4,446)
Net realized gain on investments and foreign currency	23,688,601	20,566,461
Net change in unrealized appreciation on unaffiliated investments	87,310,716	65,254,890
Net change in unrealized (depreciation) on affiliated investments	(141,127)	(76,300)
Net change in unrealized (depreciation) on foreign currency	—	(3)
Net change in unrealized appreciation on investments and foreign currency	87,169,589	65,178,587
Net realized and unrealized gain on investments and foreign currency	110,858,190	85,745,048
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$110,395,147	$85,322,181
* Foreign withholding taxes	$19,695	$17,745
See Notes to Financial Statements.

THE ALGER ETF TRUST
Statements of Operations for the six months ended June 30, 2026 (Unaudited) (Continued)

Alger Russell Innovation ETF
INCOME:
Dividends (net of foreign withholding taxes*)	$38,199
Interest	349
Total Income	38,548
EXPENSES:
Investment advisory fees — Note 3	25,226
Professional fees	12,741
Transfer agent fees	17,527
Fund accounting fees	6,013
Custodian fees	3,175
Printing fees	2,182
Interest expense	17
Licensing fees	3,957
Tax expense	3,720
Trustee fees — Note 3	394
Registration fees	556
Other expenses	3,652
Total Expenses	79,160
Less, expense reimbursements/waivers — Note 3	(48,316)
Net Expenses	30,844
NET INVESTMENT INCOME	7,704
REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized (loss) on unaffiliated investments	(860,124)
Net realized gain on in-kind transactions	1,162,635
Net realized gain on investments and foreign currency	302,511
Net change in unrealized (depreciation) on unaffiliated investments	(598,333)
Net realized and unrealized (loss) on investments and foreign currency	(295,822)
NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(288,118)
* Foreign withholding taxes	$—
See Notes to Financial Statements.

THE ALGER ETF TRUST
Statements of Changes in Net Assets (Unaudited)

	Alger 35 ETF
	For the Six Months Ended June 30, 2026	For the Year Ended December 31, 2025
Net investment (loss)	$(133,790)	$(168,799)
Net realized gain on investments and foreign currency	414,694	6,787,760
Net change in unrealized appreciation on investments and foreign currency	26,504,473	4,253,055
Net increase in net assets resulting from operations	26,785,377	10,872,016
Dividends and distributions to shareholders:
Income distributions	—	(223,020)
Total dividends and distributions to shareholders	—	(223,020)
Net increase from shares of beneficial interest transactions — Note 7	75,631,122	70,792,248
Total increase	102,416,499	81,441,244
Net Assets:
Beginning of period	114,418,529	32,977,285
END OF PERIOD	$216,835,028	$114,418,529
See Notes to Financial Statements.

THE ALGER ETF TRUST
Statements of Changes in Net Assets (Unaudited) (Continued)

	Alger Mid Cap 40 ETF
	For the Six Months Ended June 30, 2026	For the Year Ended December 31, 2025
Net investment (loss)	$(125,353)	$(224,351)
Net realized gain (loss) on investments and foreign currency	(680,553)	6,939,988
Net change in unrealized appreciation on investments and foreign currency	23,238,628	4,204,811
Net increase in net assets resulting from operations	22,432,722	10,920,448
Dividends and distributions to shareholders:
Income distributions	—	(253,378)
Total dividends and distributions to shareholders	—	(253,378)
Net increase (decrease) from shares of beneficial interest transactions — Note 7	(572,525)	48,213,445
Total increase	21,860,197	58,880,515
Net Assets:
Beginning of period	132,117,184	73,236,669
END OF PERIOD	$153,977,381	$132,117,184
See Notes to Financial Statements.

THE ALGER ETF TRUST
Statements of Changes in Net Assets (Unaudited) (Continued)

	Alger Concentrated Equity ETF
	For the Six Months Ended June 30, 2026	For the Year Ended December 31, 2025
Net investment (loss)	$(463,043)	$(223,895)
Net realized gain on investments and foreign currency	23,688,601	3,836,574
Net change in unrealized appreciation on investments and foreign currency	87,169,589	16,611,605
Net increase in net assets resulting from operations	110,395,147	20,224,284
Dividends and distributions to shareholders:
Income distributions	—	(1,132,491)
Return of capital	—	(8,132)
Total dividends and distributions to shareholders	—	(1,140,623)
Net increase from shares of beneficial interest transactions — Note 7	406,607,273	186,525,299
Total increase	517,002,420	205,608,960
Net Assets:
Beginning of period	222,745,925	17,136,965
END OF PERIOD	$739,748,345	$222,745,925
See Notes to Financial Statements.

THE ALGER ETF TRUST
Statements of Changes in Net Assets (Unaudited) (Continued)

	Alger AI Enablers & Adopters ETF
	For the Six Months Ended June 30, 2026	For the Year Ended December 31, 2025
Net investment (loss)	$(422,867)	$(316,050)
Net realized gain on investments and foreign currency	20,566,461	6,358,791
Net change in unrealized appreciation on investments and foreign currency	65,178,587	21,392,717
Net increase in net assets resulting from operations	85,322,181	27,435,458
Dividends and distributions to shareholders:
Income distributions	—	(4,448,144)
Return of capital	—	(15,683)
Total dividends and distributions to shareholders	—	(4,463,827)
Net increase from shares of beneficial interest transactions — Note 7	71,821,030	245,363,344
Total increase	157,143,211	268,334,975
Net Assets:
Beginning of period	291,912,563	23,577,588
END OF PERIOD	$449,055,774	$291,912,563
See Notes to Financial Statements.

THE ALGER ETF TRUST
Statements of Changes in Net Assets (Unaudited) (Continued)

	Alger Russell Innovation ETF
	For the Six Months Ended June 30, 2026	From January 6, 2025 (commencement of operations) to December 31, 2025
Net investment income	$7,704	$45,582
Net realized gain on investments and foreign currency	302,511	749,371
Net change in unrealized (depreciation) on investments and foreign currency	(598,333)	(72,577)
Net increase (decrease) in net assets resulting from operations	(288,118)	722,376
Dividends and distributions to shareholders:
Income distributions	—	(43,372)
Total dividends and distributions to shareholders	—	(43,372)
Net increase (decrease) from shares of beneficial interest transactions — Note 7	(5,223,295)	14,472,839
Total increase (decrease)	(5,511,413)	15,151,843
Net Assets:
Beginning of period	15,151,843	—
END OF PERIOD	$9,640,430	$15,151,843
See Notes to Financial Statements.

THE ALGER ETF TRUST
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger 35 ETF
	Six Months Ended 6/30/2026(a)	Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2022	From 5/3/2021 (commencement of operations) to 12/31/2021(a)
Net asset value, beginning of period	$34.80	$25.37	$17.30	$13.07	$20.40	$20.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.03)	(0.10)	(0.03)	(0.01)	0.01	(0.04)
Net realized and unrealized gain (loss) on investments	6.43	9.60	8.14	4.24	(7.33)	0.44
Total from investment operations	6.40	9.50	8.11	4.23	(7.32)	0.40
Dividends from net investment income	—	—	(0.04)	— (c)	(0.01)	—
Distributions from net realized gains	—	(0.07)	—	—	—	—
Net asset value, end of period	$41.20	$34.80	$25.37	$17.30	$13.07	$20.40
Total return	18.39%	37.46%	46.89%	32.38%	(35.90) %	2.00%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$216,835	$114,419	$32,977	$12,977	$8,983	$13,517
Ratio of gross expenses to average net assets	0.60%	0.77%	1.23%	1.60%	1.83%	1.85%
Ratio of expense reimbursements to average net assets	(0.04) %	(0.21) %	(0.68) %	(1.05) %	(1.28) %	(1.30) %
Ratio of net expenses to average net assets	0.56%	0.56%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income (loss) to average net assets	(0.19) %	(0.32) %	(0.15) %	(0.10) %	0.08%	(0.28) %
Portfolio turnover rate(d)	68.04%	189.42%	219.07%	414.20%	187.01%	99.20%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Amount was less than $0.005 per share.
(d)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER ETF TRUST
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Mid Cap 40 ETF
	Six Months Ended 6/30/2026(a)	Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2022	From 2/26/2021 (commencement of operations) to 12/31/2021(a)
Net asset value, beginning of period	$21.01	$18.66	$13.60	$11.69	$20.00	$20.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.02)	(0.04)	0.03	0.01	(0.01)	(0.08)
Net realized and unrealized gain (loss) on investments	3.80	2.43	5.05	1.90	(8.30)	1.15
Total from investment operations	3.78	2.39	5.08	1.91	(8.31)	1.07
Dividends from net investment income	—	(0.04)	(0.01)	—	—	—
Distributions from net realized gains	—	—	—	—	—	(1.07)
Return of capital	—	—	(0.01)	—	—	—
Net asset value, end of period	$24.79	$21.01	$18.66	$13.60	$11.69	$20.00
Total return	17.94%	12.87%	37.34%	16.34%	(41.55) %	5.62%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$153,977	$132,117	$73,237	$28,052	$28,638	$38,750
Ratio of gross expenses to average net assets	0.67%	0.77%	0.98%	1.14%	1.19%	1.23%
Ratio of expense reimbursements to average net assets	(0.07) %	(0.17) %	(0.38) %	(0.53) %	(0.59) %	(0.63) %
Ratio of net expenses to average net assets	0.60%	0.60%	0.60%	0.61%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	(0.19) %	(0.22) %	0.16%	0.06%	(0.09) %	(0.43) %
Portfolio turnover rate(c)	131.53%	389.65%	199.13%	206.82%	256.37%	417.06%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER ETF TRUST
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Concentrated Equity ETF
	Six Months Ended 6/30/2026(a)	Year Ended 12/31/2025	From 4/4/2024 (commencement of operations) to 12/31/2024(a)
Net asset value, beginning of period	$34.33	$25.87	$19.75
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.04)	(0.08)	(0.02)
Net realized and unrealized gain on investments	6.78	8.72	6.18
Total from investment operations	6.74	8.64	6.16
Distributions from net realized gains	—	(0.18)	(0.04)
Return of capital	—	— (c)	—
Net asset value, end of period	$41.07	$34.33	$25.87
Total return	19.63%	33.41%	31.20%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$739,748	$222,746	$17,137
Ratio of gross expenses to average net assets	0.57%	0.66%	1.62%
Ratio of expense reimbursements to average net assets	—	(0.10) %	(1.07) %
Ratio of net expenses to average net assets	0.57%	0.56%	0.55%
Ratio of net investment (loss) to average net assets	(0.22) %	(0.26) %	(0.11) %
Portfolio turnover rate(d)	32.43%	59.71%	46.82%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Amount was more than $(0.001) per share.
(d)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER ETF TRUST
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger AI Enablers & Adopters ETF
	Six Months Ended 6/30/2026(a)	Year Ended 12/31/2025	From 4/4/2024 (commencement of operations) to 12/31/2024(a)
Net asset value, beginning of period	$36.21	$26.20	$19.73
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.05)	(0.09)	(0.01)
Net realized and unrealized gain on investments	9.49	10.64	6.65
Total from investment operations	9.44	10.55	6.64
Distributions from net realized gains	—	(0.54)	(0.17)
Return of capital	—	— (c)	—
Net asset value, end of period	$45.65	$36.21	$26.20
Total return	26.05%	40.26%	33.67%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$449,056	$291,913	$23,578
Ratio of gross expenses to average net assets	0.61%	0.67%	1.68%
Ratio of expense reimbursements to average net assets	(0.01) %	(0.09) %	(1.13) %
Ratio of net expenses to average net assets	0.60%	0.58%	0.55%
Ratio of net investment (loss) to average net assets	(0.25) %	(0.26) %	(0.04) %
Portfolio turnover rate(d)	89.03%	194.32%	127.42%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Amount was more than $(0.001) per share.
(d)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER ETF TRUST
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Russell Innovation ETF
	Six Months Ended 6/30/2026(a)	From 1/6/2025 (commencement of operations) to 12/31/2025(a)
Net asset value, beginning of period	$21.65	$20.21
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.01	0.07
Net realized and unrealized gain (loss) on investments	(0.24)	1.43
Total from investment operations	(0.23)	1.50
Dividends from net investment income	—	(0.06)
Net asset value, end of period	$21.42	$21.65
Total return	(1.06) %	7.43%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$9,640	$15,152
Ratio of gross expenses to average net assets	1.41%	1.34%
Ratio of expense reimbursements to average net assets	(0.86) %	(0.79) %
Ratio of net expenses to average net assets	0.55%	0.55%
Ratio of net investment income to average net assets	0.14%	0.37%
Portfolio turnover rate(c)	41.00%	67.54%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger ETF Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of  1940, as amended (the “1940 Act”), and organized as a business trust under the laws of  the Commonwealth of  Massachusetts on March 24, 2020. The Alger Mid Cap 40 ETF and Alger Russell Innovation ETF are each a separate diversified series of the Trust, and the Alger 35 ETF, the Alger Concentrated Equity ETF and the Alger AI Enablers & Adopters ETF are each separate non-diversified series of  the Trust (each, a “Fund” and together, the “Funds”). The Trust qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 – Financial Services – Investment Companies. Alger Russell Innovation ETF seeks investment results that, before fees and expenses, closely correspond to the performance of the Alger Russell Innovation Index. All other Fund’s investment objective is to seek long-term capital appreciation. Under normal circumstances, each Fund invests primarily in equity securities. Shares of each Fund are listed for trading on the NYSE Arca, Inc.
NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the "Board"). Investments held by the Funds are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).
The Board has designated, pursuant to Rule 2a-5 under the 1940 Act, Fred Alger Management, LLC, the Funds' investment adviser (“Alger Management” or the “Investment Manager”), as its valuation designee (the “Valuation Designee”) to make fair value determinations subject to the Board’s oversight. The Valuation Designee has established a Valuation Committee (“Committee”) comprised of representatives of the Investment Manager and officers of the Funds to assist in performing the duties and responsibilities of the Valuation Designee.
The Valuation Designee has established valuation processes including but not limited to: (i) making fair value determinations when market quotations for financial instruments are not readily available in accordance with valuation policies and procedures adopted by the Board; (ii) assessing and managing material risks associated with fair valuation determinations; (iii) selecting, applying and testing fair valuation methodologies; and (iv) overseeing and evaluating pricing services used by the Funds. The Valuation Designee reports its fair valuation determinations and related valuation information to the Board, at least quarterly. The Committee generally meets quarterly and on an as-needed basis to review and evaluate the effectiveness of  the valuation policies and procedures in accordance with the requirements of  Rule 2a-5.

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Investments in short-term securities held by the Funds having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Investments in other open-end investment companies registered under the 1940 Act, including money market funds, are valued at such investment companies' net asset value per share.
Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are generally valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.
Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the Valuation Designee, through its Committee, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the NYSE is open.
FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds' own assumptions based on the best information available in these circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. Each Fund's quantitative summary by Level can be found in Note 9.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar or identical investments, amortized cost, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The Funds' valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, bookings multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, transaction pricing, performance of comparable publicly traded securities, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Funds may significantly differ from the valuations that would have been assigned by the Funds had there been an active market for such securities.
(b) Cash: Cash includes U.S. dollars, if applicable.
(c) Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.
(d) Foreign Currency Transactions: The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the prevailing rates of exchange on each valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of such transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from the disposition of foreign currencies, currency gains and losses realized between the trade dates and settlement dates of security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.  The effects of changes in foreign currency exchange rates on investments in securities are included in

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

realized and unrealized gain or loss on investments in the accompanying Statements of Operations.
(e) Lending of  Fund Securities: The Funds may lend their securities to financial institutions (other than to the Investment Manager or its affiliates), provided that the market value of the securities loaned will not at any time exceed one third of a Fund’s total assets including borrowings, as defined in its prospectus. The Funds may earn fees on the securities loaned, which are included in income from securities lending in the accompanying Statements of Operations, if applicable. In order to protect against the risk of  failure by the borrower to return the securities loaned or any delay in the delivery of  such securities, the loan is collateralized by cash or securities that are maintained with Bank of New York (the "Custodian"), in an amount equal to at least 102% of  the current market value of  U.S. loaned securities. The market value of the loaned securities is determined at the close of each business day of the Funds. Any required additional collateral is delivered to the Custodian each day and any excess collateral is returned to the borrower on the next business day. In the event the borrower fails to return the loaned securities when due, the Funds may take  the collateral to replace the securities. If  the value of  the collateral is less than the purchase cost of  replacement securities, the Custodian shall be responsible for any shortfall, but only to the extent that the shortfall is not due to any diminution in collateral value, as defined in the securities lending agreement. Each Fund is required to maintain the collateral in a segregated account and determine its value each day until the loaned securities are returned.  Cash collateral may be invested as determined by the Fund. Collateral is returned to the borrower upon settlement of the loan. At June 30, 2026, the Funds had no securities on loan.
(f) Dividends to Shareholders: Dividends and distributions payable to shareholders are recorded by the Funds on the ex-dividend date. Dividends from net investment income, if available, are declared and paid annually. Distributions from net realized gains, offset by any loss carryforward, are declared and paid annually.
The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with U.S. federal income tax rules. Therefore, the source of a Fund’s distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income, net realized gain on investment transactions, or return of capital, depending on the type of book/tax differences that may exist. Capital accounts within the financial statements are adjusted for permanent book/tax differences. Reclassifications result primarily from the differences in tax treatment of redemption in kind adjustments. The reclassifications are done annually at year-end and have no impact on the net asset values of the Funds and are designed to present each Fund’s capital accounts on a tax basis.

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

(g) In-Kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
(h) Federal Income Taxes and Disclosures: It is each Fund’s policy to comply with the requirements of the U.S. Internal Revenue Code Subchapter M applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Provided that the Funds maintain such compliance, no U.S. federal income tax provision is required at the Fund level. Each Fund is treated as a separate entity for the purpose of determining such compliance.
FASB Accounting Standards Codification 740 – Income Taxes (“ASC 740”) requires the Funds to measure and recognize in their financial statements the benefit of a tax position taken (or expected to be taken) on an income tax return if such position will more likely than not be sustained upon examination based on the technical merits of the position. No tax years are currently under investigation. The Funds file income tax returns in the U.S. Federal jurisdiction, as well as the New York State and New York City jurisdictions. The statute of limitations on the Funds' tax returns remains open for the tax years 2022-2025, as applicable. Alger Management does not believe there are any uncertain tax positions that require recognition of a tax liability.
The Funds adhere to FASB Accounting Standards Update 2023-09 ("ASU 2023-09"), Improvements to Income Tax Disclosures. The purpose of ASU 2023-09 is to enhance income tax disclosures by categorizing and disclosing income tax rates and income taxes paid. Alger Management has evaluated the amendment's impact to the Funds' financial statements and determined no disclosure is required.
(i) Allocation Methods: The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to each Fund are charged to that Fund’s operations; expenses which are applicable to all Funds are allocated among them based on net assets.
(j) Segment Reporting: The Funds adhere to FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses and, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance. The Principal Executive

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Officer of the Trust acts as the Funds' CODM. Each Fund represents a single operating segment. The CODM monitors the operating results of each Fund, including each Fund's portfolio composition, total return, expense ratio, and changes in net assets. Each Fund's long-term strategic asset allocation is determined in accordance with the terms of each Fund's prospectus, based on a defined investment strategy which is executed by the Investment Manager.
(k) Estimates: These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America, which require using estimates and assumptions that affect the reported amounts therein. These unaudited financial statements reflect all adjustments that are, in the opinion of Alger Management, necessary to present a fair statement of results of the semi-annual period. Actual results may differ from those estimates. All such estimates are of a normal recurring nature.
NOTE 3 — Investment Advisory Fees and Other Transactions with Affiliates:

(a) Investment Advisory Fees: Fees incurred by each Fund, pursuant to the provisions of the Trust's Investment Management Agreement with the Investment Manager, are payable monthly and computed based on the following actual rates based on a percentage of average daily net assets:

Actual Rate
Alger 35 ETF	0.45%
Alger Mid Cap 40 ETF	0.50%
Alger Concentrated Equity ETF	0.45%
Alger AI Enablers & Adopters ETF	0.45%
Alger Russell Innovation ETF	0.45%
Alger Management has contractually agreed to waive and/or reimburse other expenses (excluding acquired fund fees and expenses, dividend expense on short sales, net borrowing costs, interest, taxes, brokerage expenses, extraordinary expenses, and certain proxy expenses, to the extent applicable) through December 31, 2027, to the extent necessary to limit such expenses to the rates listed in the table below, based on average daily net assets. For the avoidance of doubt, this contractual agreement does not include advisory fees.

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	OTHER EXPENSES WAIVER / REIMBURSMENT	FEES WAIVED / REIMBURSED FOR THE SIX MONTHS ENDED JUNE 30, 2026

Alger 35 ETF	0.10%	$27,547
Alger Mid Cap 40 ETF	0.10%	44,784
Alger Concentrated Equity ETF	0.10%	—
Alger AI Enablers & Adopters ETF	0.10%	24,653
Alger Russell Innovation ETF	0.10%	48,316
Alger Management may recoup any fees waived or expenses reimbursed pursuant to the contract; however, a Fund will only make repayments to Alger Management if such repayment does not cause a Fund’s expense ratio, after the repayment is taken into account, to exceed both (i) the expense cap in place at the time such amounts were waived or reimbursed, and (ii) a Fund’s current expense cap. Such recoupment is limited to two years from the date the amount is initially waived or reimbursed. For the six months ended June 30, 2026, the recoupments made by the Alger Concentrated Equity ETF to Alger Management were $58,268. There were no recoupments made by Alger 35 ETF, Alger Mid Cap 40 ETF, Alger AI Enablers & Adopters ETF and Alger Russell Innovation ETF to Alger Management for the six months ended June 30, 2026.
(b) Brokerage Commissions: During the six months ended June 30, 2026, Alger 35 ETF, Alger Mid Cap 40 ETF, Alger Concentrated Equity ETF, Alger AI Enablers & Adopters ETF and Alger Russell Innovation ETF paid Fred Alger & Company, LLC, the Trust's distributor and affiliate of Alger Management (the "Distributor" or "Alger LLC"), $19,935, $17,600, $15,435, $21,335 and $39, respectively, in connection with securities transactions.
(c) Trustee Fees: Effective January 1, 2026, each trustee who is not an “interested person” of the Trust, as defined in the 1940 Act (“Independent Trustee”), receives a fee of $183,000 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex, plus travel expenses incurred for attending board meetings. The term “Alger Fund Complex” refers to the Trust, The Alger Funds, The Alger Funds II, The Alger Portfolios, Alger Global Equity Fund, The Alger Institutional Funds, and Alger Next Gen Growth Fund, each of which is a registered investment company managed by Alger Management. The Alger Next Gen Growth Fund has not commenced operations and, accordingly, has not paid any trustee fees. The Independent Trustee appointed as Chairman of the Board receives additional compensation of $27,000 per annum paid pro rata based on net assets by each fund in the Alger Fund Complex. Additionally, each member of the Audit Committee receives a fee of $10,000 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex. Certain Independent Trustees who are

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

members of the Nominating and Governance Committee and perform certain tasks on behalf of the Nominating and Governance Committee receive $5,000 per annum, paid pro rata based on the net assets by each fund in the Alger Fund Complex.
The Board has adopted a policy requiring Independent Trustees to receive a minimum of 10% of their annual compensation in shares of one or more of the funds in the Alger Fund Complex.
(d) Interfund Trades: The Funds may engage in purchase and sale transactions with other funds advised by Alger Management or sub-advised by Weatherbie Capital, LLC and Redwood Investments, LLC, affiliates of Alger Management. For the six months ended June 30, 2026, there were no interfund trades.
(e) Interfund Loans: The Funds, along with other funds in the Alger Fund Complex, may borrow money from and lend money to each other for temporary or emergency purposes. To the extent permitted under its investment restrictions, each Fund may lend uninvested cash in an amount up to 15% of its net assets to other funds in the Alger Fund Complex. If a Fund has borrowed from other funds in the Alger Fund Complex and has aggregate borrowings from all sources that exceed 10% of the Fund’s total assets, such Fund will secure all of its loans from other funds in the Alger Fund Complex. The interest rate charged on interfund loans is equal to the average of the overnight U.S. Treasury money market rate and bank loan rate available to the Funds. There were no interfund loans outstanding as of June 30, 2026.
For the six months ended June 30, 2026, the Funds did not incur interfund loan income or expense.
(f) Other Transactions with Affiliates: Certain officers and one Trustee of the Trust are directors and/or officers of Alger Management, the Distributor, or their affiliates. At June 30, 2026, Alger Management and its affiliated entities owned 39,698, 152,654 and 99,482 shares of Alger Concentrated Equity ETF, Alger AI Enablers & Adopters ETF and Alger Russell Innovation ETF, respectively.
NOTE 4 — Securities Transactions:

The following summarizes the securities transactions by each Fund, other than U.S. Government securities, money market securities, and in-kind transactions, for the six months ended June 30, 2026:

	PURCHASES	SALES
Alger 35 ETF	$96,898,451	$95,905,532
Alger Mid Cap 40 ETF	163,302,304	163,802,510
Alger Concentrated Equity ETF	168,315,745	139,141,256
Alger AI Enablers & Adopters ETF	309,357,162	303,747,614
Alger Russell Innovation ETF	4,754,527	4,806,213

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The following summarizes the securities in-kind transactions of each Fund for the six months ended June 30, 2026. Alger 35 ETF, Alger Mid Cap 40 ETF, Alger Concentrated Equity ETF, Alger AI Enablers & Adopters ETF and Alger Russell Innovation ETF had realized gains on in-kind transactions of $7,942,911, $3,422,480, $27,556,344, $13,097,601 and $1,162,635, respectively. Net gains (losses) on in-kind redemptions are not considered taxable for federal income tax purposes.

	PURCHASES	SALES
Alger 35 ETF	$92,836,380	$19,894,862
Alger Mid Cap 40 ETF	15,890,773	15,927,862
Alger Concentrated Equity ETF	470,834,948	91,252,203
Alger AI Enablers & Adopters ETF	110,688,606	45,758,593
Alger Russell Innovation ETF	3,013,837	8,177,438

NOTE 5 — Securities Lending:

For the six months ended June 30, 2026, the Alger Russell Innovation ETF had not participated in securities lending with the Custodian as the counterparty. None of the other Funds participated in securities lending during the six months ended June 30, 2026.
Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlements of securities transactions.
The market value of any securities on loan, all of which are classified as equity securities in the Funds' Schedules of Investments, and the value of any related collateral, if any, are shown separately in the Statements of Assets and Liabilities as a component of investments at value, and collateral on securities loaned at value, respectively. There were no securities on loan as of June 30, 2026.
NOTE 6 — Borrowings:

The Funds may borrow from the Custodian on an uncommitted basis. Each Fund pays the Custodian a market rate of interest, generally based upon a rate of return with respect to each respective currency borrowed, taking into consideration relevant overnight and short-term reference rates. Borrowings from the Custodian at June 30, 2026, if any, are included in Bank overdraft in the Statements of Assets and Liabilities. The Funds may also borrow from other funds in the Alger Fund Complex, as discussed in Note 3(e). For the six months ended June 30, 2026, the Funds had no borrowings from other funds in the Alger Fund Complex and had the following borrowings from the Custodian:

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	AVERAGE DAILY BORROWING	WEIGHTED AVERAGE INTEREST RATE
Alger 35 ETF	$143,413	5.64%
Alger Mid Cap 40 ETF	—	—
Alger Concentrated Equity ETF	1,258,891	5.64
Alger AI Enablers & Adopters ETF	2,052,078	5.63
Alger Russell Innovation ETF	266	5.64
The highest amount borrowed by the Funds from the Custodian during the six months ended June 30, 2026 was as follows:

HIGHEST BORROWING
Alger 35 ETF	$2,444,381
Alger Mid Cap 40 ETF	—
Alger Concentrated Equity ETF	16,233,561
Alger AI Enablers & Adopters ETF	17,877,079
Alger Russell Innovation ETF	32,525
NOTE 7 — Share Capital:

Each Fund offers and issues shares at its NAV per share only in aggregations of a specified number of shares (a “Creation Unit”), generally in exchange for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) (“Deposit Securities”), together with the deposit of a specified cash payment (“Cash Component”). Shares of the Funds are listed for trading on NYSE Arca, Inc., a national securities exchange. Shares of the Funds are traded in the secondary market and elsewhere at market prices that may be at, above or below each Fund’s NAV. Shares of each Fund are redeemable only in Creation Units, generally in exchange for Deposit Securities and a Cash Component. Creation Units are typically a specified number of shares, generally 25,000 or multiples thereof for Alger Russell Innovation ETF and 12,500 of multiples thereof for each other Fund. The consideration for the purchase of Creation Units of a Fund in the Trust generally consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. All orders to purchase Creation Units must be placed by or through authorized participants who have entered into agreements with Alger LLC, a

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

registered broker-dealer. During the six months ended June 30, 2026 and the year ended December 31, 2025, as applicable, transactions of shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED June 30, 2026		FOR THE YEAR ENDED December 31, 2025
	SHARES	AMOUNT	SHARES	AMOUNT
Alger 35 ETF
Shares sold	2,525,000	$96,107,367	2,525,000	$85,509,063
Dividends reinvested	—	—	—	—
Shares redeemed	(550,000)	(20,476,245)	(537,500)	(14,716,815)
Net increase	1,975,000	$75,631,122	1,987,500	$70,792,248

	FOR THE SIX MONTHS ENDED June 30, 2026		FOR THE YEAR ENDED December 31, 2025
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Mid Cap 40 ETF
Shares sold	800,000	$17,263,680	3,837,500	$75,965,656
Dividends reinvested	—	—	—	—
Shares redeemed	(875,000)	(17,836,205)	(1,475,000)	(27,752,211)
Net (decrease) increase	(75,000)	$(572,525)	2,362,500	$48,213,445

	FOR THE SIX MONTHS ENDED June 30, 2026		FOR THE YEAR ENDED December 31, 2025
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Concentrated Equity ETF
Shares sold	14,125,000	$505,114,248	6,262,500	$201,444,144
Dividends reinvested	—	—	—	—
Shares redeemed	(2,600,000)	(98,506,975)	(437,500)	(14,918,845)
Net increase	11,525,000	$406,607,273	5,825,000	$186,525,299

	FOR THE SIX MONTHS ENDED June 30, 2026		FOR THE YEAR ENDED December 31, 2025
	SHARES	AMOUNT	SHARES	AMOUNT
Alger AI Enablers & Adopters ETF
Shares sold	3,112,500	$123,067,001	8,037,500	$275,937,311
Dividends reinvested	—	—	—	—
Shares redeemed	(1,337,500)	(51,245,971)	(875,000)	(30,573,967)
Net increase	1,775,000	$71,821,030	7,162,500	$245,363,344

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	FOR THE SIX MONTHS ENDED June 30, 2026		For the period January 6, 2025 (commencement of operations) to December 31, 2025
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Russell Innovation ETF[1]
Shares sold	150,000	$3,011,176	1,150,000	$23,684,426
Dividends reinvested	—	—	—	—
Shares redeemed	(400,000)	(8,234,471)	(450,000)	(9,211,587)
Net (decrease) increase	(250,000)	$(5,223,295)	700,000	$14,472,839

[1]	Fund commenced operations on January 6, 2025.
NOTE 8 — Income Tax Information:

At December 31, 2025, the Alger Mid Cap 40 ETF and the Alger Russell Innovation ETF, for U.S. federal income tax purposes, had capital loss carryforwards of $13,704,181 and $203,836, respectively. These amounts will not be subject to expiration under the Regulated Investment Company Modernization Act of 2010, and these amounts may be applied against future net realized gains until their utilization.
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is determined annually and is attributable primarily to the tax deferral of losses on wash sales, U.S. Internal Revenue Code Section 988 currency transactions, tax treatment of partnership investments, the realization of unrealized appreciation of passive foreign investment companies, and the return of capital from real estate investment trust investments.
The Funds accrue tax on unrealized gains in foreign jurisdictions that impose a foreign capital tax, if applicable.
NOTE 9 — Fair Value Measurements:

The following is a summary of the inputs used as of June 30, 2026 in valuing the Funds' investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, Alger Management has determined that presenting them by security type and sector is appropriate.

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger 35 ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$38,705,451	$34,434,612	$—	$4,270,839
Consumer Discretionary	17,279,110	17,279,110	—	—
Financials	2,109,718	2,109,718	—	—
Health Care	18,604,622	18,604,622	—	—
Industrials	15,261,049	15,261,049	—	—
Information Technology	113,506,656	113,506,656	—	—
Utilities	7,713,907	7,713,907	—	—
TOTAL COMMON STOCKS	$213,180,513	$208,909,674	$—	$4,270,839
PREFERRED STOCKS
Information Technology	579,032	—	—	579,032
SPECIAL PURPOSE VEHICLES
Information Technology	1,190,589	—	—	1,190,589
SHORT-TERM INVESTMENTS
Money Market Funds	1,633,988	1,633,988	—	—
TOTAL INVESTMENTS IN SECURITIES	$216,584,122	$210,543,662	$—	$6,040,460

Alger Mid Cap 40 ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$8,349,783	$8,349,783	$—	$—
Health Care	27,096,894	27,096,894	—	—
Industrials	43,467,532	43,467,532	—	—
Information Technology	59,608,520	59,608,520	—	—
Materials	2,048,264	2,048,264	—	—
Utilities	2,183,225	2,183,225	—	—
TOTAL COMMON STOCKS	$142,754,218	$142,754,218	$—	$—
SPECIAL PURPOSE VEHICLES
Communication Services	1,272,665	—	—	1,272,665
SHORT-TERM INVESTMENTS
Money Market Funds	10,034,768	10,034,768	—	—
TOTAL INVESTMENTS IN SECURITIES	$154,061,651	$152,788,986	$—	$1,272,665

Alger Concentrated Equity ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$127,467,026	$88,815,079	$—	$38,651,947
Consumer Discretionary	71,362,175	71,362,175	—	—
Financials	11,268,080	11,268,080	—	—
Health Care	31,782,326	31,782,326	—	—
Industrials	72,357,238	72,357,238	—	—
Information Technology	379,770,016	379,770,016	—	—
Utilities	21,446,703	21,446,703	—	—
TOTAL COMMON STOCKS	$715,453,564	$676,801,617	$—	$38,651,947
PREFERRED STOCKS
Industrials	14,863,533	—	—	14,863,533

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Concentrated Equity ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
SPECIAL PURPOSE VEHICLES
Information Technology	$10,873,090	$—	$—	$10,873,090
TOTAL INVESTMENTS IN SECURITIES	$741,190,187	$676,801,617	$—	$64,388,570

Alger AI Enablers & Adopters ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$71,135,318	$57,952,320	$—	$13,182,998
Consumer Discretionary	47,090,706	47,090,706	—	—
Financials	13,677,648	13,677,648	—	—
Health Care	10,767,299	10,767,299	—	—
Industrials	11,663,172	11,663,172	—	—
Information Technology	249,427,873	246,970,774	2,457,099	—
Materials	2,858,036	2,858,036	—	—
Utilities	10,079,673	10,079,673	—	—
TOTAL COMMON STOCKS	$416,699,725	$401,059,628	$2,457,099	$13,182,998
PREFERRED STOCKS
Industrials	4,028,791	—	—	4,028,791
Information Technology	10,948,231	—	—	10,948,231
TOTAL PREFERRED STOCKS	$14,977,022	$—	$—	$14,977,022
SPECIAL PURPOSE VEHICLES
Communication Services	12,234,066	—	—	12,234,066
Information Technology	5,878,556	—	—	5,878,556
TOTAL SPECIAL PURPOSE VEHICLES	$18,112,622	$—	$—	$18,112,622
TOTAL INVESTMENTS IN SECURITIES	$449,789,369	$401,059,628	$2,457,099	$46,272,642

Alger Russell Innovation ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$607,886	$607,886	$—	$—
Consumer Discretionary	800,973	800,973	—	—
Consumer Staples	217,337	217,337	—	—
Financials	416,465	416,465	—	—
Health Care	1,972,964	1,972,964	—	—
Industrials	380,336	380,336	—	—
Information Technology	5,100,590	5,100,590	—	—
Real Estate	175,724	175,724	—	—
TOTAL COMMON STOCKS	$9,672,275	$9,672,275	$—	$—
SHORT-TERM INVESTMENTS
Money Market Funds	14,605	14,605	—	—
TOTAL INVESTMENTS IN SECURITIES	$9,686,880	$9,686,880	$—	$—

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger 35 ETF	Common Stocks
Opening balance at January 1, 2026	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	2,391,841
Purchases and Sales/Distributions
Purchases	1,878,998
Sales/Distributions	—
Closing balance at June 30, 2026	4,270,839
Net change in unrealized appreciation (depreciation) attributable to investments still held at June 30, 2026*	$2,391,841

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger 35 ETF	Preferred Stocks
Opening balance at January 1, 2026	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and Sales/Distributions
Purchases	579,032
Sales/Distributions	—
Closing balance at June 30, 2026	579,032
Net change in unrealized appreciation (depreciation) attributable to investments still held at June 30, 2026*	$—

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger 35 ETF	Special Purpose Vehicles
Opening balance at January 1, 2026	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(15,453)
Purchases and Sales/Distributions
Purchases	1,206,042
Sales/Distributions	—
Closing balance at June 30, 2026	1,190,589
Net change in unrealized appreciation (depreciation) attributable to investments still held at June 30, 2026*	$(15,453)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap 40 ETF	Special Purpose Vehicles
Opening balance at November 1, 2024	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(41,362)
Purchases and Sales/Distributions
Purchases	1,314,027
Sales/Distributions	—
Closing balance at June 30, 2026	1,272,665
Net change in unrealized appreciation (depreciation) attributable to investments still held at June 30, 2026**	$(41,362)

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Concentrated Equity ETF	Common Stocks
Opening balance at January 1, 2026	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	21,646,639
Purchases and Sales/Distributions
Purchases	17,005,308
Sales/Distributions	—
Closing balance at June 30, 2026	38,651,947
Net change in unrealized appreciation (depreciation) attributable to investments still held at June 30, 2026*	$21,646,639

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Concentrated Equity ETF	Preferred Stocks
Opening balance at January 1, 2026	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	14,863,533
Sales/Distributions	—
Closing balance at June 30, 2026	14,863,533
Net change in unrealized appreciation (depreciation) attributable to investments still held at June 30, 2026**	$—

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Concentrated Equity ETF	Special Purpose Vehicles
Opening balance at January 1, 2026	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(141,127)
Purchases and Sales/Distributions
Purchases	11,014,217
Sales/Distributions	—
Closing balance at June 30, 2026	10,873,090
Net change in unrealized appreciation (depreciation) attributable to investments still held at June 30, 2026*	$(141,127)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger AI Enablers & Adopters ETF	Common Stocks
Opening balance at January 1, 2026	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	7,383,007
Purchases and Sales/Distributions
Purchases	5,799,991
Sales/Distributions	—
Closing balance at June 30, 2026	13,182,998
Net change in unrealized appreciation (depreciation) attributable to investments still held at June 30, 2026*	$7,383,007

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger AI Enablers & Adopters ETF	Preferred Stocks
Opening balance at January 1, 2026	$10,710,314
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	3,214,992
Purchases and Sales/Distributions
Purchases	1,051,717
Sales/Distributions	—
Closing balance at June 30, 2026	14,977,023
Net change in unrealized appreciation (depreciation) attributable to investments still held at June 30, 2026*	$3,214,992

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger AI Enablers & Adopters ETF	Special Purpose Vehicles
Opening balance at January 1, 2026	$3,528,000
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	5,094,178
Purchases and Sales/Distributions
Purchases	9,490,443
Sales/Distributions	—
Closing balance at June 30, 2026	18,112,621
Net change in unrealized appreciation (depreciation) attributable to investments still held at June 30, 2026*	$5,094,178

*	Net change in unrealized appreciation (depreciation) is included in the net change in unrealized appreciation (depreciation) on investments in the accompanying Statements of Operations.
The following table provides quantitative information about each Fund's Level 3 fair value measurements of its investments as of June 30, 2026, if any. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to each Fund's fair value measurements at June 30, 2026.

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Fair Value June 30, 2026	Valuation Methodology	Unobservable Inputs	Inputs/Range	Weighted Average Inputs
Alger 35 ETF
Common Stocks	$4,270,839	Market Approach	Transaction Price	0%	N/A (a)
Preferred Stocks	579,032	Market Approach	Transaction Price (b)	0%	N/A (a)
Special Purpose Vehicles	1,190,589	Market Approach	Transaction Price (c)	0%	N/A (a)
Alger Mid Cap 40 ETF
Special Purpose Vehicles	1,272,665	Market Approach Option Pricing Method	Transaction Price Term Volatility Risk-Free Rate	0% 5 years 90.00% 4.19%	N/A (a) N/A (a) N/A (a) N/A (a)
Alger Concentrated Equity ETF
Common Stocks	38,651,947	Market Approach	Transaction Price	0%	N/A (a)
Preferred Stocks	14,863,533	Market Approach Option Pricing Method	Transaction Price Term Volatility Risk-Free Rate	0% 5 years 80.00% 4.19%	N/A (a) N/A (a) N/A (a) N/A (a)
Special Purpose Vehicles	10,873,090	Market Approach	Transaction Price (c)	0%	N/A (a)
Alger AI Enablers & Adopters ETF
Common Stocks	13,182,998	Market Approach	Transaction Price	0%	N/A (a)
Preferred Stocks	9,107,303	Market Approach	Revenue Multiple	21.5x	21.5x
	5,869,719	Market Approach Option Pricing Method	Transaction Price Term Volatility Risk-Free Rate	0% 5 years 80.00%-90.00% 4.19%	0% 5 years 83.73% 4.19%
Special Purpose Vehicles	5,878,556	Market Approach	Transaction Price (c)	0%	N/A (a)
	12,234,066	Market Approach Option Pricing Method	Transaction Price Term Volatility Risk-Free Rate	0% 5 years 90.00% 4.19%	N/A (a) N/A (a) N/A (a) N/A (a)

(a)	Each security type listed and respective valuation methodology and unobservable input, represents only one investment.
(b)
Fair value was determined based on the recent acquisition price (transaction price) as a best measure of fair value with no material changes in valuation assumptions since the acquisition date of March 31, 2026.

(c)
Fair value was determined based on the recent acquisition price (transaction price) as a best measure of fair value with no material changes in valuation assumptions since the acquisition dates of March 2, 2026 and April 1, 2026.

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The significant unobservable inputs used in the fair value measurement of each Fund's securities include revenue multiples, bookings multiples, EBITDA multiples, publicly traded comparable securities' market value and revenue multiples, transaction pricing, discount rates, and the probability of  success of  certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between these inputs would have resulted in significantly higher or lower fair value measurements than those noted in the table above. Generally, increases in revenue, bookings, and EBITDA multiples, decreases in discount rates, and increases in the probability of success result in higher fair value measurements, whereas decreases in revenue, bookings, and EBITDA multiples, increases in discount rates, and decreases in the probability of success result in lower fair value measurements. For the six months ended June 30, 2026, Alger Management updated the valuation methodology used to value SB Technology Inc., Series E to include the option pricing method which considers a wide range of exit values to calculate the valuation of these investments. There were no other changes in valuation methodology for any other Level 3 investments.
NOTE 10 — Principal Risks:

Alger 35 ETF - Investing in the stock market involves risks, including the potential loss of principal. Investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Investing in companies of small and medium capitalizations involves the risk that such issuers may have limited product lines or financial resources, lack management depth, or have limited liquidity. Private placements are offerings of a company’s securities not registered with the SEC and not offered to the public, for which limited information may be available. Such investments are generally considered to be illiquid. The Fund is classified as a “non-diversified fund” under federal securities laws because it can invest in fewer individual companies than a diversified fund. Assets may be focused in a small number of holdings, making them susceptible to risks associated with a single economic, political or regulatory event than a more diversified portfolio. At times, cash may be a larger position in the portfolio and may underperform relative to equity securities. ETF shares are based on market price rather than net asset value (“NAV”), as a result, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund may also incur brokerage commissions, as well as the cost of the bid/ask spread, when purchase or selling ETF shares. The Fund faces numerous market trading risks, including

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation and/or redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The Investment Manager cannot predict whether shares will trade above (premium), below (discount) or at NAV. The Fund may effect its creations and redemptions for cash, rather than for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in Fund shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind. Brokerage fees and taxes will be higher than if the Fund sold and redeemed shares in-kind.
Alger Mid Cap 40 ETF - Investing in the stock market involves risks, including the potential loss of principal. Investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. Investing in companies of medium capitalizations involves the risk that such issuers may have limited product lines or financial resources, lack management depth, or have limited liquidity. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Assets may be focused in a small number of holdings, making them susceptible to risks associated with a single economic, political or regulatory event than a more diversified portfolio. Active trading may increase transaction costs, brokerage commissions, and taxes, which can lower the return on investment. At times, cash may be a larger position in the portfolio and may underperform relative to equity securities. ETF shares are based on market price rather than net asset value (“NAV”), as a result, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund may also incur brokerage commissions, as well as the cost of the bid/ask spread, when purchase or selling ETF shares. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation and/or redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

may receive less (or more) than NAV when you sell those shares in the secondary market. The Investment Manager cannot predict whether shares will trade above (premium), below (discount) or at NAV. The Fund may effect its creations and redemptions for cash, rather than for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in Fund shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind. Brokerage fees and taxes will be higher than if the Fund sold and redeemed shares in-kind.
Alger Concentrated Equity ETF - Investing in the stock market involves risks, including the potential loss of principal. Investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. A significant portion of assets will be concentrated in securities in related industries, and may be similarly affected by adverse developments and price movements in such industries. Assets may be focused in a small number of holdings, making them susceptible to risks associated with a single economic, political or regulatory event than a more diversified portfolio. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Private placements are offerings of a company’s securities not registered with the SEC and not offered to the public, for which limited information may be available. Such investments are generally considered to be illiquid. The Fund is classified as a “non-diversified fund” under federal securities laws because it can invest in fewer individual companies than a diversified fund. At times, cash may be a larger position in the portfolio and may underperform relative to equity securities. ETF shares are based on market price rather than net asset value (“NAV”), as a result, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund may also incur brokerage commissions, as well as the cost of the bid/ask spread, when purchase or selling ETF shares. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation and/or redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The Investment Manager cannot predict

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

whether shares will trade above (premium), below (discount) or at NAV. The Fund may effect its creations and redemptions for cash, rather than for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in Fund shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind. Brokerage fees and taxes will be higher than if the Fund sold and redeemed shares in-kind.
Alger AI Enablers & Adopters ETF - Investing in the stock market involves risks, including the potential loss of principal. Investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. Companies involved in, or exposed to, AI-related businesses may have limited product lines, markets, financial resources or personnel as they face intense competition and potentially rapid product obsolescence, and many depend significantly on retaining and growing their consumer base. These companies may be substantially exposed to the market and business risks of other industries or sectors, and may be adversely affected by negative developments impacting those companies, industries or sectors, as well as by loss or impairment of intellectual property rights or misappropriation of their technology. Companies that utilize AI could face reputational harm, competitive harm, and legal liability, and/or an adverse effects on business operations as content, analyses, or recommendations that AI applications produce may be deficient, inaccurate, biased, misleading or incomplete, may lead to errors, and may be used in negligent or criminal ways. AI technology could face increasing regulatory scrutiny in the future, which may limit the development of this technology and impede the future growth. AI companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology. A significant portion of assets will be concentrated in securities in related industries, and may be similarly affected by adverse developments and price movements in such industries. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Investing in companies of small and medium capitalizations involves the risk that such issuers may have limited product lines or financial resources, lack management depth, or have limited liquidity. The Fund is classified as a “non-diversified fund” under federal securities laws because it can invest in fewer individual companies than a diversified fund. Private placements are offerings of a company’s securities not registered with the SEC and not offered to the public, for which limited information may be available. Such investments are generally considered to be illiquid. Foreign securities involve special risks including currency fluctuations,

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

inefficient trading, political and economic instability, and increased volatility. ADRs and GDRs may be subject to international trade, currency, political, regulatory and diplomatic risks. Active trading may increase transaction costs, brokerage commissions, and taxes, which can lower the return on investment. At times, cash may be a larger position in the portfolio and may underperform relative to equity securities. ETF shares are based on market price rather than net asset value (“NAV”), as a result, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund may also incur brokerage commissions, as well as the cost of the bid/ask spread, when purchase or selling ETF shares. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation and/or redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The Investment Manager cannot predict whether shares will trade above (premium), below (discount) or at NAV. The Fund may effect its creations and redemptions for cash, rather than for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in Fund shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind. Brokerage fees and taxes will be higher than if the Fund sold and redeemed shares in-kind.
Alger Russell Innovation ETF - Investing in the stock market involves risks, including the potential loss of principal. Investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. There is no guarantee that the Fund’s investment results will have a high degree of correlation to the Alger Russell Innovation Index (“ARII”) or that the Fund will achieve its investment objective. In addition, the Fund’s value will generally decline when the performance of the securities within the ARII declines. Investing in innovative companies may not be successful. The Fund may invest in companies that do not currently derive nor may never derive revenue from innovation or developing technologies. Assets may be focused in a small number of holdings, making them susceptible to risks associated with a single economic, political or regulatory event than a more diversified portfolio. Investing in companies of medium capitalizations involves the risk that such issuers may have limited product lines or financial resources, lack management depth, or have limited liquidity. To the extent the ARII is concentrated, a significant portion of the Fund’s assets will be concentrated in

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

securities in related industries, and may be similarly affected by adverse developments and price movements in such industries. The Fund is not “actively” managed and performance could be lower than actively managed funds. Because the Fund equally weights its holdings and rebalances its holdings quarterly, it may incur increased transaction costs, brokerage commissions, and taxes, which can lower the return on investment. ETF shares are based on market price rather than net asset value (“NAV”), as a result, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund may also incur brokerage commissions, as well as the cost of the bid/ask spread, when purchase or selling ETF shares. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation and/or redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The Investment Manager cannot predict whether shares will trade above (premium), below (discount) or at NAV. The Fund may effect its creations and redemptions for cash, rather than for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in Fund shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind. Brokerage fees and taxes will be higher than if the Fund sold and redeemed shares in-kind.
NOTE 11 — Affiliated Securities:

During the six months ended June 30, 2026, as disclosed in the following table, certain Funds held 5% or more of the outstanding voting securities of the issuers listed below. As such, these issuers were “affiliated persons” of the applicable Fund(s) for purposes of the 1940 Act. Transactions during the six months ended June 30, 2026 with such affiliated persons are summarized below. During this period, other Funds in the Trust may also have held voting shares of the issuers at levels below 5%.

Security	Shares Held at December 31, 2025	Shares Purchased	Shares Sold	Shares Held at June 30, 2026	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at June 30, 2026
Alger 35 ETF
Special Purpose Vehicles
2026 VDC LP1	—	—	—	—	$—	$—	$(15,453)	$1,190,589
Total	—	—	—	—	$—	$—	$(15,453)	$1,190,589

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Security	Shares Held at December 31, 2025	Shares Purchased	Shares Sold	Shares Held at June 30, 2026	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at June 30, 2026
Alger Concentrated Equity ETF
Special Purpose Vehicles
2026 VDC LP1	—	—	—	—	$—	$—	$(141,127)	$10,873,090
Total	—	—	—	—	$—	$—	$(141,127)	$10,873,090

Security	Shares Held at December 31, 2025	Shares Purchased	Shares Sold	Shares Held at June 30, 2026	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at June 30, 2026
Alger AI Enablers & Adopters ETF
Special Purpose Vehicles
2026 VDC LP1	—	—	—	—	$—	$—	$(76,300)	$5,878,556
Total	—	—	—	—	$—	$—	$(76,300)	$5,878,556
1The Alger Fund Complex and other entities managed by Alger Management owned greater than 25% of 2026 VDC LP.
NOTE 12 — Subsequent Events:

Alger Management has evaluated events that have occurred subsequent to June 30, 2026, through the issuance date of the Financial Statements. No material events have been identified which require recognition and/or disclosure.

THE ALGER ETF TRUST
OTHER INFORMATION (Unaudited)

Disclaimers

No entity that creates, compiles, sponsors or maintains the Alger Russell Innovation Index is or will be an affiliated person, as defined in Section 2(a)(3) of the 1940 Act, or an affiliated person of an affiliated person, of the Trust, Alger Management, the Distributor, or a promoter of the Alger Russell Innovation ETF.
Neither Alger Management nor any affiliate of Alger Management has any rights to influence the selection of the securities in the Alger Russell Innovation Index.
Alger Russell Innovation Index is calculated and maintained by FTSE Russell or its affiliate, agent or partner. FTSE Russell is not affiliated with the Trust, Alger Management, or the Distributor. Alger Management has entered into a license agreement with FTSE Russell. Alger Russell Innovation ETF is entitled to use the Alger Russell Innovation Index pursuant to a sub-licensing agreement with Alger Management.
Alger Russell Innovation ETF has been developed solely by Alger Management. Alger Russell Innovation ETF is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). FTSE Russell is a trading name of certain of the LSE Group companies.
All rights in the Alger Russell Innovation Index vest in the relevant LSE Group company which owns the Underlying Index. "Russell®," "FTSE Russell," and "Russell 1000" are trademarks of the relevant LSE Group company and are used by any other LSE Group company under license.
Alger Russell Innovation Index is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in Alger Russell Innovation Index or (b) investment in or operation of Alger Russell Innovation ETF. The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from Alger Russell Innovation ETF or the suitability of the Alger Russell Innovation Index for the purpose to which it is being put by Alger Management.

THE ALGER ETF TRUST

100 Pearl Street, 27th Floor
New York, NY 10004
(800) 992-3863
www.alger.com
Investment Manager

Fred Alger Management, LLC
100 Pearl Street, 27th Floor
New York, NY 10004
Distributor

Fred Alger & Company, LLC
100 Pearl Street, 27th Floor
New York, NY 10004
Transfer Agent and Dividend Disbursing Agent

The Bank of New York
240 Greenwich Street
New York, NY 10286
Custodian

The Bank of New York
240 Greenwich Street
New York, NY 10286
Independent Registered Public Accounting Firm

Deloitte & Touche LLP
30 Rockefeller Plaza
New York, NY 10112
This report is submitted for the general information of the shareholders of the series of The Alger ETF Trust. It is not authorized for distribution to prospective investors unless accompanied by an effective Prospectus for the Fund, which contains information concerning the Fund’s investment policies, fees and expenses as well as other pertinent information.

ETFSAR

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Remuneration paid to directors, officers and others is included in the Statements of Operations under the line items “Trustee fees” and “Investment advisory fees” as part of the financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not Applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to these procedures.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this Form N-CSR, that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 19(a)(3) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger ETF Trust

By:	/s/ Hal Liebes
Name:	Hal Liebes
Title:	Principal Executive Officer
Date:	August 19, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hal Liebes
Name:	Hal Liebes
Title:	Principal Executive Officer
Date:	August 19, 2026

By:	/s/ Michael D. Martins
Name:	Michael D. Martins
Title:	Principal Financial Officer
Date:	August 19, 2026